Organization and Principal Activities (Details)										12 Months Ended
	Sep. 13, 2024 shares	Dec. 15, 2023 shares	Nov. 09, 2023 CNY (¥)	Aug. 25, 2023 USD ($) $ / shares shares	Jun. 25, 2023	Jan. 01, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Nov. 18, 2024 $ / shares	Jan. 06, 2023	Aug. 13, 2020	Oct. 10, 2018	Sep. 20, 2018	Sep. 11, 2018
Organization and Principal Activities [Line Items]
American depository share representing common shares (in Shares)	10,000	10
Total offering (in Dollars) | ¥											¥ 43,073,399
Sponsorship interest					100.00%
Investors of ordinary shares (in Shares)				50,000,000
Par value (in Dollars per share) | $ / shares												$ 0.0001
Notice period for exclusive call option agreements										30 days
Notice period for proxy agreements and power of attorney for shareholders										30 days
Notice period for termination of agreement with school sponsors and directors										30 days
Notice period for business cooperation agreement and exclusive technical services and business consulting agreement										30 days
Notice period for termination of equity pledge agreements										30 days
Foreign investment percentage										50.00%
Qingtian International School [Member]
Organization and Principal Activities [Line Items]
Ownership percentage							100.00%
Percentage of sponsorship interests										100.00%
Beijing P.X. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						100.00%
Hebei Chuangxiang Enterprise Management Co Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage													100.00%
Beijing Chuangmei Weiye Enterprise Management Co [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
VIRGIN ISLANDS, BRITISH | Linwai Investment Company Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																	100.00%
Incorporation date										Sep. 11, 2018
HONG KONG | HK Mengxiang [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																100.00%
Incorporation date										Sep. 20, 2018
CHINA | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Incorporation date										Oct. 10, 2018
PRC [Member] | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Ownership percentage														100.00%	100.00%
PRC [Member] | Lishui Xianke [Member]
Organization and Principal Activities [Line Items]
Incorporation date										Aug. 13, 2020
Business Acquisition [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | $				$ 6,000,000
Business Acquisition [Member] | Beijing Chuangmei Weiye Enterprise Management Co [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥			¥ 6,360,000
Qingtian International School [Member]
Organization and Principal Activities [Line Items]
Percentage of sponsorship interests											100.00%
Qingtian International School [Member] | Business Acquisition [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥							¥ 23,000,000				¥ 23,200,000
Beijing P.X. [Member] | Business Acquisition [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥						¥ 53,400,000
ADS [Member]
Organization and Principal Activities [Line Items]
American depository share representing common shares (in Shares)	1	1
Common Stock [Member]
Organization and Principal Activities [Line Items]
Depositary Shares (in Shares)										116,667,000	116,667,000
Share price (in Dollars per share) | $ / shares												$ 0.0001
Par value (in Dollars per share) | $ / shares				$ 0.0001
IPO [Member]
Organization and Principal Activities [Line Items]
Total offering (in Dollars) | $									$ 30,800,000
Net proceeds from initial public offering								¥ 170,700,000	$ 26,200,000
IPO [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Depositary Shares (in Shares)								3,333,400	3,333,400
American depository share representing common shares (in Shares)								5	5
Share price (in Dollars per share) | $ / shares									$ 9.25